Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 24, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 16,831	$ 15,717			$ 14,071	$ 18,691	$ 13,403	$ 13,762	$ 11,198	$ 11,856		$ 11,248	$ 10,530	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,684	13,698			12,262	16,257	11,651	11,946	9,708	10,262	$ 10,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 13,727	12,986			13,030	12,674	11,701	9,761	8,725	10,076		8,339	8,649	9,450
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 37,197	35,103			35,139	34,084	31,392	26,116	23,291	26,847		22,152	22,922	25,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 8,817	9,335		$ 10,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 22,699	19,738			15,699	24,260	19,428	15,023	10,626	11,785		9,779	9,637	9,503
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 24,516	21,237			16,851	25,974	20,740	16,009	11,289	12,488		10,332	10,169	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 206,244	177,667			158,700	173,775	137,019	132,032	109,240	121,575		112,758	94,136	100,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,134	10,000	$ 10,000
FTSE NAREIT All Equity REITS Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITS Total Return Index
Account Value	$ 17,617	16,791			15,079	20,091	14,219	14,986	11,648	12,139		11,170	10,283	10,000
Dow Jones U.S. Select Real Estate Securities Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Real Estate Securities Total Return
Account Value	$ 16,090	14,896			13,063	17,661	12,104	13,630	11,072	11,560		11,140	10,446	10,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399			21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
FTSE NAREIT All Equity REITS Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITS Total Return Index
Account Value	$ 15,137	14,427			12,956	17,262	12,217	12,876	10,008	10,430	10,000
Dow Jones U.S. Select Real Estate Securities Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Real Estate Securities Total Return
Account Value	$ 14,070	13,026			11,423	15,444	10,584	11,919	9,682	10,109	10,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 28,445	22,752			18,016	22,001	17,094	14,438	10,980	11,484	$ 10,000
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Account Value	$ 33,560	26,953			21,302	26,340	20,830	17,220	13,102	13,761		11,308	10,092	10,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399			21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Account Value	$ 83,900	67,383			53,255	65,850	52,074	43,050	32,756	34,402		28,270	25,229	25,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 85,635	68,497			54,239	66,235	51,462	43,465	33,057	34,573		28,377	25,346	25,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,855	11,882		10,000
S&P Global Infrastructure Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Total Return Index
Account Value	$ 11,702	10,167		$ 10,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399			21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399			21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 250,700	217,350			185,409	224,236	182,924	156,211	119,663	131,582		111,023	97,561	100,000
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 326,036	263,341			209,072	258,775	205,931	170,349	130,018	137,210		113,275	100,479	100,000
Greenspring Custom Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Greenspring Custom Blend Index
Account Value	$ 192,294	173,116			$ 156,857	$ 165,589	$ 142,929	$ 137,294	$ 115,921	$ 121,349		$ 111,309	$ 97,997	$ 100,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,502	10,000	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,125	10,000	10,000
60% S&P 500 / 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg US Aggregate Bond
Account Value	$ 11,504	$ 10,000	$ 10,000